Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		50.00%
Ceo [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		250.00%
Ceo [Member] | Total Shareholder Return [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		250.00%
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		200.00%
Maximum | Total Shareholder Return [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		150.00%
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		0.00%
Minimum | Total Shareholder Return [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		75.00%
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		25.00%
Total intrinsic value of options exercised		$ 0.2	$ 9.9	$ 22.2
Stock options, description		25% quarterly over the course of the second year, and 50% quarterly over the course of the third year, or (ii) 33% on the first anniversary of the original vesting date, with the balance vesting quarterly over the remaining two years. Annual RSUs granted to non-executive employees in 2024 vest over a two-year period at a rate of 50% on the first anniversary of the original vesting date
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize		6 months
Total unrecognized stock-based compensation expense		$ 0.5
Employee Stock Option | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total Fair Value of Options Vested		$ 2.1	3.6		$ 6.1
Performance Stock Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Shares Percentage of Issued In Period To Executive officers		80.00%
RSU
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage	25.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Percentage of Issued In Period To CEO		50.00%
Total Fair Value of Options Vested		$ 27.2	$ 24.9	$ 9.9
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize		2 years 5 months 23 days
Total unrecognized stock-based compensation expense		$ 16.7
Performance Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		50.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Percentage of Issued In Period To CEO		50.00%
Share Based Compensation Arrangement By Share Based Payment Award Shares Percentage of Issued In Period To Executive officers		20.00%
Performance Shares | Ceo [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		250.00%
Performance Shares | End Of Year3 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		100.00%
Performance Shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		200.00%
Performance Shares | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earned units vesting percentage		0.00%
2020 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for issuance		3,498,000				3,665,000
Percentage Of Maximum Number of Common Stock Outstanding						4.00%
Contractual Term						10 years
Percentage of fair market value of common stock						100.00%
Employees Share Purchase Plan (ESPP)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for issuance		667,000				687,000
Percentage Of Maximum Number of Common Stock Outstanding						1.00%
Percentage of fair market value of common stock						85.00%
ESPP Offering Period						6 months
Estimated weighted average period over which unamortized share-based compensation are expected to be recognize		9 months 18 days
Total unrecognized stock-based compensation expense		$ 1.7
Employees Share Purchase Plan (ESPP) | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Eligible Compensation Percentage to Purchase Common Stock		15.00%